Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Schedule of Short-Term Investment

Short-term investments consist of various financial products with unsecured principal from financial institutions in China at original maturity less than one year when purchased. While these financial products are not publicly traded, the Group estimated that their fair value approximated the costs considering their short-term maturities and high credit quality.

	As of December 31,
	2018	2019
	RMB	RMB
Short-term investments	1,028,564	217,640